FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Non-cash financial income	$ 1,171	$ 303	$ 1,220
Interest income	0	0	3
Financial income	1,171	303	1,223
Financial expense:
Interest on leases	(624)	(647)	(803)
Loss on disposal of exchangeable notes	0	(9,678)	0
Penalty for early settlement of term loan	(905)	(3,450)	0
Cash interest payable on senior secured term loan	(7,289)	(7,039)	0
Cash interest payable on convertible note	(300)	(199)	0
Cash interest on exchangeable notes	(8)	(296)	(3,996)
Loan origination costs	0	0	(1,638)
Non-cash interest on exchangeable notes	0	(84)	(648)
Non-cash interest on senior secured term loan	(1,131)	(2,772)	0
Non-cash interest on convertible note	(796)	(495)	0
Non-cash financial expense	0	(74)	0
Financial expenses	(11,053)	(24,734)	(7,085)
Net financing expense	$ (9,882)	$ (24,431)	$ (5,862)